Share capital and share premium account - Summary of Share Capital and Share Premium (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Number of shares issued and fully paid beginning balance (in shares)	4,312,145,983	4,311,343,341	5,387,015,059
Impact of share consolidation shares (in shares)			(1,077,403,011)
Issued under employee share schemes (in shares)	2,157,751	802,642	1,731,293
Ordinary shares acquired by ESOP Trusts (in shares)	0	0	0
Number of shares issued and fully paid ending balance (in shares)	4,314,303,734	4,312,145,983	4,311,343,341
Equity at beginning of period	£ 12,795	£ 10,096	£ 21,342
Issued under employee share schemes	20	10	25
Equity at end of period	13,086	12,795	10,096
Share capital
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Equity at beginning of period	1,348	1,347	1,347
Issued under employee share schemes		1
Equity at end of period	1,348	1,348	1,347
Share capital | Ordinary shares
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Equity at beginning of period	1,348	1,347	1,347
Impact of share consolidation			0
Issued under employee share schemes	0	1	0
Ordinary shares acquired by ESOP Trusts	0	0	0
Equity at end of period	1,348	1,348	1,347
Share premium
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Equity at beginning of period	3,451	3,440	3,301
Impact of share consolidation			0
Issued under employee share schemes	20	9	25
Ordinary shares acquired by ESOP Trusts	2	2	114
Equity at end of period	£ 3,473	£ 3,451	£ 3,440